Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Schedule of financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2025 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2025	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	840,938	—	840,938	—
Debt investments accounted for at fair value	17,521	—	—	17,521

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2024 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2024	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	538,816	—	538,816	—